T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund
T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund—Advisor Class
T. Rowe Price Retirement 2010 Fund—R Class
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund—Advisor Class
T. Rowe Price Retirement 2020 Fund—R Class
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund—Advisor Class
T. Rowe Price Retirement 2030 Fund—R Class
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund—Advisor Class
T. Rowe Price Retirement 2040 Fund—R Class
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund—Advisor Class
T. Rowe Price Retirement Income Fund—R Class

Supplement to prospectuses dated October 1, 2006

The T. Rowe Price Overseas Stock Fund has been added to the list of underlying international funds in which each Retirement Fund can invest. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. Tables 1-10 under the subheading "What is each fund`s principal investment strategy?" in Section 1 and the table entitled "Description of Underlying Funds" in Section 3 of each prospectus are hereby revised accordingly.

The date of this supplement is December 29, 2006.